SEMIANNUAL REPORT  APRIL 30, 2000

Prudential Pacific Growth Fund, Inc.

Fund Type Global stock
Objective Long-term growth of capital

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential Pacific Growth Fund invests primarily in stocks of companies in the Pacific Basin, selecting a diversified portfolio aimed at long-term growth of capital. The Fund is subject to all of the risks associated with foreign investing, including currency, political and social risks, and potential illiquidity.
There can be no assurance that the Fund will achieve its investment objective.

Geographic Concentration

   Expressed as a percentage of
net assets as of 4/30/00
      52.9%  Japan
       9.1   Hong Kong
       8.3   Taiwan
       7.4   South Korea
       4.6   India
       4.4   Singapore
       2.6   Australia
       2.1   Other Asia
       8.6   Cash & Equivalents

Ten Largest Holdings
   Expressed as a percentage of
   net assets as of 4/30/00
   2.7%   Samsung Electronics
      Electronics
   2.4   Sumitomo Bakelite Co., Ltd.
      Chemicals
   2.3   Terumo Corp.
      Medical Products & Services
   2.3   Tokyo Electron, Ltd.
      Electronic Components
   2.1   Trend Micro, Inc.
      Computer Software & Services
   2.1   NTT DoCoMo, Inc.
      Telecommunications
   2.1   ITO EN, Ltd.
      Food & Beverage
   2.0   Infosys Technologies, Ltd.
      Computer Software & Services
   1.8   Olympus Optical Co., Ltd.
      Commercial Services
   1.8   Avex, Inc.
      Audiovisual
www.prudential.com             (800) 225-1852

Performance at a Glance


Cumulative Total Returns1                      As of 4/30/00
                          Six     One      Five      Since
                         Months   Year     Years   Inception2
Class A                   3.32%   27.42%   13.65%    75.15%
Class B                   2.95    26.46     9.86     65.68
Class C                   2.95    26.46     9.86     -2.24
Class Z                   3.54    27.79      N/A      3.59
Lipper Pacific Region
Fund Avg.3               11.92    40.95    24.61      ***


Average Annual Total Returns1                  As of 4/30/00
           One     Five      Since
           Year    Years   Inception2
Class A   21.05%   1.55%     6.78%
Class B   21.46    1.71      6.72
Class C   24.19    1.69     -0.57
Class Z   27.79    N/A       0.85

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and
Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class
A shares.
Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and
1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception dates: Class A and B, 7/24/92; Class C,
8/1/94; Class Z, 3/1/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, and five-year periods in the Pacific Region Fund category. The Lipper average is unmanaged. Pacific Region funds concentrate investments in equity securities with primary trading markets or operations in the Western Pacific
Basin region or a single country within this region.

*** Lipper Since Inception returns are 98.53% for Class A and B, 9.56% for Class C, and 13.60% for Class Z, based on all funds in each share class.

(LOGO)

June 15, 2000

Dear Shareholder,
During the six months ended April 30, 2000, Pacific
Region stocks first rose and then dropped very sharply.
After markets in the United States and Europe went into a steep decline in March 2000, foreign investors withdrew funds from the Pacific markets as well. The reversal gave up much of the advances from earlier in the period. Over the entire six months, the Prudential Pacific Growth
Fund's Class A shares returned 3.32%--a 1.85% loss to those paying the one-time Class A share sales charge during the period. The return was in line with the overall market indexes.

Most of the Fund's gains came from the telecommunications and technology stocks that were the market favorites, but part of its assets had been in natural resources stocks.
Consequently, the Fund didn't perform as well in the reporting period as funds that were more focused in Japan and in technology, but it didn't fall as much at the end of the reporting period either. The Fund's blend of large- and small-company stocks also hurt its relative performance.
Overall, it trailed the 11.92% Lipper Pacific Region Fund
Average.

Prudential recommends that investors diversify their holdings. Recently, industry and sector factors have overwhelmed regional ones. The rise and fall of technology and telecommunications stocks have dominated markets the world over. Nonetheless, it was only a year ago that regional factors had a greater impact, and we saw periods over the past several years when leadership alternated among U.S., European, and Pacific Region stocks. Setting a diversified asset allocation plan and sticking to it is the best buffer against market volatility.

Sincerely,

John R. Strangfeld, President
Prudential Pacific Growth Fund, Inc.

www.prudential.com             (800) 225-1852

Semiannual Report   April 30, 2000

Investment Adviser's Report

Six months ago, the Pacific Region appeared to be bouncing back from the recession of 1997-1998. Since then, although the economic news has been generally good, political uncertainties have arisen throughout the area, including the recent death of Japan's Prime Minister
Keizo Obuchi. In addition, the global bull market in telecommunications and technology stocks drove much of the Pacific Region stock advances in 1999, and all the markets in the region were caught by the steep correction in 2000.

Our holdings, which were diversified around several themes, averaged a return essentially in line with the Morgan Stanley Capital International (MSCI) Pacific
Index, but trailed the Lipper Average of Pacific Region
Funds over the six months ended April 30. Many funds included in the average were focused in Japan or in technology, and outpaced our return during the narrowly focused market in 1999. We began to make up ground in 2000.

In the narrow rising market, our telecommunications and technology holdings were among the largest contributors to our return. These included Tokyo Electron, Ltd. (see Comments on Largest Holdings); Infosys Technologies, Ltd.
(customized software); Canon, Inc. (optical equipment, including medical); Japan Telecom Co., Ltd. (a new addition to the Fund); NTT DoCoMo, Inc. (mobile telecommunications services); Samsung Electronics (our largest holding at period end); and Olympus Optical Co., Ltd. Of these, all but Infosys (India) and Samsung
(Korea) are Japan-based. All had high returns--over 30%--in the half-year, even after the correction began.

Among the major contributors in other sectors, Daifuku
Co., Ltd. (Japan) was our fifth largest holding at the beginning of the period. It supplies automated distribution equipment, and is benefiting from the growth of e-commerce and computer-based supply chain management. We took some profits on this stock. Daikin Industries, Ltd.
(Japan) makes air-conditioning equipment as well as other industrial machinery. Its stock rose 94% (in U.S.

Prudential Pacific Growth Fund, Inc.

Holdings expressed as a percentage of the Fund's net assets

Comments on Largest Holdings  As of 4/30/00
2.7%   Samsung Electronics (South Korea)/Electronics
South Korea's largest electronics company and the world's second-largest manufacturer of DRAM (computer memory) chips. Also makes flat panel computer displays, cellular handsets, and a wide variety of consumer electronics products. Its largest businesses are growing profitably. Its shares rose 47% (in U.S.
dollars) over our reporting period, making a substantial contribution to our return.

2.4%   Sumitomo Bakelite Co., Ltd. (Japan)/Chemicals
A processor of synthetic resins, its business is focusing increasingly on electronic parts, such as printed circuit boards and semiconductor sealings for electronic components. It had solid stock price gains over our reporting period, as investors recognized the benefits of its corporate restructuring and the strength of its electronics business.

2.3%   Terumo Corp. (Japan)/Medical Products & Services
Manufactures a broad range of medical instruments and supplies. Sales have been increasing steadily over the past five years.

2.3%   Tokyo Electron, Ltd. (Japan)/Electronic Components
The world's second-largest supplier of semiconductor manufacturing equipment and the dominant supplier to Japanese markets. By history and culture, it is a preferred supplier in the Japanese market. Its shares more than doubled over our reporting period, making it the largest contributor to our return for the period.

2.1%   Trend Micro, Inc. (Japan)/Computer Software &
Services
Makes an excellent antivirus program for the servers that run computer networks, and is expanding into network management software. It has partnerships with major manufacturers such as Hewlett-
Packard, Microsoft, Lucent Technologies, and Sun
Microsystems.

Holdings are subject to change.

www.prudential.com           (800) 225-1852

Semiannual Report   April 30, 2000

dollars), and we took some profits here, too. Hutchinson
Whampoa, Ltd. is a conglomerate that alone makes up almost a quarter of Hong Kong's total stock market capitalization (the total value of outstanding stocks).
It was a large holder of a U.K. wireless company, Orange, which was acquired by Mannesman, which was in turn purchased during this reporting period by Vodafone.
Hutchinson's wireless interests contributed substantially to its return and to our performance.

What hurt
On the negative side, our exposure in several smaller markets--Australia, Indonesia, and the Philippines--hurt our return. The latter two became less attractive to investors because of growing instability. We have reduced our exposure to the smaller markets in general and to these three in particular. At period end, our Japan holdings comprised 53% of our net assets, and our exposure in Indonesia and the Philippines was below 1%.

Australia, which had been a defensive haven when investors fled other Pacific Region markets, suffered as investors rebalanced their Asian holdings. Moreover, we had focused on natural resources and financial stocks, which were out-of-favor sectors during this period. We have sold most of our natural resources holdings, including the Australian mining companies Pasminco, Ltd., Rio Tinto, Ltd., and Western Mining Corp. Holdings, Inc.
All of these companies hurt our performance.

However, the largest negative impacts on our return came from two Japanese financial holdings: Toyo Trust &
Banking Co., Ltd. and Nichiei Co., Ltd. Toyo Trust &
Banking had been among our largest investments at the beginning of the period and had tripled in price shortly before then; it corrected sharply during this period, and we reduced the size of our position. We sold all of our shares in Nichiei Co., Ltd., a loan company whose shares began to fall when it came under government review for its collection methods.

Prudential Pacific Growth Fund, Inc.

Semiannual Report   April 30, 2000

The markets beat up little guys
We were also hurt by the smaller companies among our Japanese holdings, as investors in Japan focused on larger firms. Companies such as Nichiei Co., Ltd.; Fancl
Corp. (a direct-sale cosmetics company); and Trend Micro, Inc. (see Comments on Largest Holdings) had significant negative impacts on our return. For many, we believe the recent downturn was just a correction from a prior run to very expensive levels. We believe many of the small
Japanese firms among our holdings have strong long-term growth potential, and we are staying with them. Many are entrepreneurial, customer-focused, and profit-making.

Looking Ahead
We have increased our holdings in Japan, home to several global technology leaders, where many businesses finally seem serious about restructuring. We have also increased our focus on China-related stocks--both Taiwan- and Hong
Kong-listed stocks that do extensive business in China.
For example, we have increased our holdings in the Hong
Kong firms China Telecom, Ltd. and Cable & Wireless HKT,
Ltd.

Prudential Pacific Growth Fund Management Team

       Prudential Pacific Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2000 (Unaudited)

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  91.4%
Common Stocks
-------------------------------------------------------------------------------------
Australia  2.6%
    104,800    Broken Hill Proprietary Co., Ltd.                      $    1,129,166
    232,500    Computershare, Ltd.                                           949,182
    903,855    PowerLan, Ltd.                                                858,199
    128,100    Solution 6 Holdings, Ltd.(a)                                  392,283
    201,800    Telstra Corp., Ltd.                                           865,472
    173,600    Westpac Banking Corp.                                       1,108,679
                                                                      --------------
                                                                           5,302,981
-------------------------------------------------------------------------------------
Hong Kong  9.1%
    967,400    Cable & Wireless HKT, Ltd.                                  2,279,026
    213,000    Cheung Kong (Holdings), Ltd.                                2,543,137
    298,000    China Telecom, Ltd.                                         2,152,018
    220,000    Citic Pacific, Ltd.                                         1,008,319
    221,600    Hutchison Whampoa, Ltd.                                     3,229,035
  2,868,000    Kingboard Chemical Holdings, Ltd.                           1,095,401
  1,142,000    QPL International Holdings, Ltd.(a)                         1,612,746
    196,000    SmarTone Telecommunications Holdings, Ltd.                    613,978
    240,000    Sun Hung Kai Properties, Ltd.                               1,902,634
    184,300    Television Broadcasts, Ltd.                                 1,259,947
    288,000    The Wharf (Holdings), Ltd.                                    597,135
                                                                      --------------
                                                                          18,293,376
-------------------------------------------------------------------------------------
India  4.6%
     23,500    Hindustan Lever, Ltd.                                       1,289,350
     21,500    ICICI Bank, Ltd. (ADR)(a)                                     370,875
     21,696    Infosys Technologies, Ltd.                                  4,026,062
      9,800    NIIT, Ltd.                                                    458,007
     17,100    Ranbaxy Laboratories, Ltd. (GDR)                              326,268
     24,000    Satyam Computer Services, Ltd.                              1,715,464
     30,200    Videsh Sanchar Nigam, Ltd. (GDR)                              573,800
     32,700    Zee Telefilms, Ltd.                                           531,890
                                                                      --------------
                                                                           9,291,716

    See Notes to Financial Statements                                      7

       Prudential Pacific Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Japan  52.9%
     26,400    Avex, Inc.                                             $    3,641,211
      3,050    Bellsystem 24, Inc.                                         2,108,998
    122,000    C. Uyemura & Co., Ltd.                                      2,450,616
     53,000    Canon, Inc.                                                 2,423,586
    208,000    Daifuku Co., Ltd.                                           2,054,392
    116,000    Daikin Industries, Ltd.                                     2,206,609
    180,000    Ebara Corp.                                                 2,081,089
     24,700    Fancl Corp.                                                 3,596,510
     20,300    Fanuc, Ltd.                                                 2,127,150
      2,500    Funai Electric Co., Ltd.                                    1,388,503
     34,000    Global-Dining, Inc.                                         2,360,455
     22,000    Goldcrest Co., Ltd.                                         2,392,854
     16,800    Hirose Electric Co., Ltd.                                   2,030,991
     42,500    ITO EN, Ltd.                                                4,209,479
         44    Japan Telecom Co., Ltd.                                     2,240,119
      6,400    Kadokawa Shoten Publishing Co., Ltd.                        1,036,749
    717,000    Kawasaki Steel Corp.                                        1,115,024
     17,000    Murata Manufacturing Co., Ltd.                              3,304,638
    127,000    NEC Corp.                                                   3,456,262
     14,000    Nintendo Co., Ltd.                                          2,332,685
        155    Nippon Telegraph & Telephone Corp. (NTT)                    1,922,614
    117,000    Nomura Securities Co., Ltd.                                 2,945,848
        127    NTT DoCoMo, Inc.                                            4,243,914
    226,000    Olympus Optical Co., Ltd.                                   3,707,044
      2,000    Oracle Corp.                                                1,610,664
     16,900    Ryohin Keikaku Co., Ltd.                                    3,136,582
     16,000    Seven-Eleven Japan Co., Ltd                                 1,969,823
    110,000    Skylark Co., Ltd.                                           3,197,260
      3,200    Softbank Corp.                                                787,929
      6,400    Softbank Corp.-New                                          1,581,783
     15,100    Sony Corp.                                                  1,734,620
     15,100    Sony Corp. - New(a)                                         1,747,200
    444,000    Sumitomo Bakelite Co., Ltd.                                 4,886,754
     15,000    TDK Corp.                                                   2,009,164
    152,000    Terumo Corp.                                                4,600,944
    205,000    Tokio Marine & Fire Insurance Co., Ltd.                     2,000,093

    8                                      See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
     28,000    Tokyo Electron, Ltd.                                   $    4,564,288
    231,000    Toyo Trust & Banking Co., Ltd.                                844,626
     28,500    Trend Micro, Inc.                                           4,273,813
     33,400    Uni-Charm Corp.                                             2,263,149
     40,500    United Arrows, Ltd.                                         2,099,417
     15,900    World Co., Ltd.                                             1,195,112
     12,200    World Co., Ltd. - New(a)                                      917,005
                                                                      --------------
                                                                         106,797,566
-------------------------------------------------------------------------------------
Korea  7.4%
    147,100    Hyundai Electronics Industries Co.                          2,332,922
      6,600    Jusung Engineering Co., Ltd.(a)                               344,942
     61,140    L.G. Chemical, Ltd.                                         1,404,884
      5,000    LG Home Shopping, Inc.                                        398,288
     21,500    Medidas Co., Ltd.                                             315,792
     94,970    Samsung Corp.                                               1,078,281
     23,070    Samsung Electro-Mechanics Co.                               1,569,529
     20,011    Samsung Electronics                                         5,409,597
     98,900    Shinhan Bank                                                  949,119
      4,300    SK Telecom Co., Ltd.                                        1,143,050
                                                                      --------------
                                                                          14,946,404
-------------------------------------------------------------------------------------
The Philippines  0.4%
    239,000    Manila Electric Co. 'B'                                       428,388
  3,524,400    SM Prime Holdings, Inc.                                       460,985
                                                                      --------------
                                                                             889,373
-------------------------------------------------------------------------------------
Singapore  4.4%
    157,833    DBS Group Holdings, Ltd.                                    2,173,117
    129,800    Elec & Eltek International Co., Ltd.                          282,964
     98,000    Natsteel Electronics, Ltd.                                    562,690
     83,300    Oversea-Chinese Banking Corp., Ltd.                           571,016
    118,083    Overseas Union Bank, Ltd.                                     539,634
    106,000    Sembcorp Logistics, Ltd.                                      658,308
    424,000    Sembcorp Industries, Ltd.                                     447,153
     45,900    Singapore Press Holdings, Ltd.                                898,207
    653,000    Singapore Technologies Engineering, Ltd.                      918,209

    See Notes to Financial Statements                                      9

       Prudential Pacific Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
    521,000    Singapore Telecommunications, Ltd.                     $      750,914
     14,000    ST Assembly Test Services, Ltd.(a)                             59,058
     58,128    United Overseas Bank, Ltd.                                    405,275
     47,000    Venture Manufacturing, Ltd.                                   550,738
                                                                      --------------
                                                                           8,817,283
-------------------------------------------------------------------------------------
Taiwan  8.3%
    512,000    Acer, Inc.(a)                                               1,071,025
    366,000    Advanced Semiconductor Engineering, Inc. GDR(a)             1,172,348
    103,000    Ambit Microsystems Corp.                                      952,737
    174,599    Asustek Computer, Inc.(a)                                   1,934,599
  1,193,000    Chinatrust Commercial Bank                                    986,530
    218,739    Compal Electronics, Inc.                                      561,236
    107,000    Compeq Manufacturing Co., Ltd.                                591,044
    270,000    Far Eastern Textile, Ltd.                                     414,774
     98,000    Hon Hai Precision Industry Co., Ltd.(a)                       944,926
    295,000    Macronix International Co., Ltd.(a)                           891,894
    203,369    Phoenixtec Power Co., Ltd.(a)                                 485,241
  1,483,640    Taishin International Bank(a)                                 771,037
    451,643    Taiwan Semiconductor Manufacturing Co.(a)                   2,908,111
    921,000    United Microelectronics Corp., Ltd.                         3,115,656
                                                                      --------------
                                                                          16,801,158
-------------------------------------------------------------------------------------
Thailand  1.7%
     61,500    Advanced Info Service Public Co., Ltd.(a)                     720,583
    140,900    BEC World Public Co., Ltd.                                    925,391
     32,750    Siam Cement Public Co., Ltd.(a)                               757,126
    936,000    Thai Farmers Bank Public Co., Ltd.(a)                         983,581
                                                                      --------------
                                                                           3,386,681
                                                                      --------------
               Total common stocks (cost $149,334,142)                   184,526,538
                                                                      --------------

    10                                     See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

Units          Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Warrants(a)
-------------------------------------------------------------------------------------
Indonesia
    834,300    PT Bank Pan Indonesia Tbk
                expiring July 2002 @ IDR650 (cost $0)                 $       13,201
                                                                      --------------
Rights(a)
-------------------------------------------------------------------------------------
Korea
        660    Jusung Engineering Co., Ltd.
                expiring May 2000 @ SKW16,800 (cost $0)                       23,433
                                                                      --------------
               Total long-term investments (cost $149,334,142)           184,563,172
                                                                      --------------
SHORT-TERM INVESTMENTS  4.6%
Principal
Amount
(000)
-------------------------------------------------------------------------------------
United States
U.S. Government Securities  0.1%
               United States Treasury Bill,
$       100(b) 5.9275%, 9/21/00 (cost $97,645)                                97,573
-------------------------------------------------------------------------------------
Repurchase Agreement  4.5%
               Joint Repurchase Agreement Account,
      9,176    5.712%, 5/1/00 (cost $9,176,000; Note 5)                    9,176,000
                                                                      --------------
               Total short-term investments (cost $9,273,645)              9,273,573
                                                                      --------------
               Total Investments  96.0% (cost $158,607,787; Note 4)      193,836,745
               Other assets in excess of liabilities  4.0%                 8,109,645
                                                                      --------------
               Net Assets  100%                                       $  201,946,390
                                                                      --------------
                                                                      --------------

--------------------------------------------------------------------------------
(a) Non-income producing security.
(b) Pledged as initial margin with a broker for financial futures contracts.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
    See Notes to Financial Statements                                     11

       Prudential Pacific Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets shown as a percentage of net assets as of April 30, 2000 was as follows:

Electronic Components..................................................   17.7%
Electronics............................................................    6.9
Telecommunications.....................................................    6.7
Computer Software & Services...........................................    6.6
Repurchase Agreement...................................................    4.5
Chemicals..............................................................    4.3
Real Estate............................................................    3.6
Commercial Banking.....................................................    3.3
Diversified Industries.................................................    3.0
Financial Services.....................................................    2.9
Commercial Services....................................................    2.9
Restaurants............................................................    2.8
Medical Products & Services............................................    2.4
Broadcasting & Publishing..............................................    2.3
Telephones.............................................................    2.1
Food & Beverage........................................................    2.1
Machinery & Equipment..................................................    2.0
Retail.................................................................    1.8
Cosmetics/Toiletries...................................................    1.8
Computers..............................................................    1.8
Audio/Visual...........................................................    1.8
Office Equipment & Supplies............................................    1.2
Internet...............................................................    1.2
Paper..................................................................    1.1
Diversified Operations.................................................    1.1
Utility Communications.................................................    1.0
Insurance..............................................................    1.0
Convenience Stores.....................................................    1.0
Apparel................................................................    1.0
Engineering & Construction.............................................    0.7
Steel - Producers......................................................    0.6

    12                                     See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2000 (Unaudited) Cont'd.

Consumer Products......................................................    0.6
Electrical Services....................................................    0.5
Building Materials & Components........................................    0.4
Energy Equipment & Services............................................    0.3
Cellular Communications................................................    0.3
Utilities-Electric & Gas...............................................    0.2
Textiles...............................................................    0.2
Medical Technology.....................................................    0.2
U.S. Government Securities.............................................    0.1
                                                                         -----
                                                                          96.0
Other assets in excess of liabilities..................................    4.0
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                     13

       Prudential Pacific Growth Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                    April 30, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $158,607,787)                            $ 193,836,745
Foreign currency, at value (cost $8,633,654)                             8,431,085
Cash                                                                       158,577
Receivable for investments sold                                          2,764,945
Receivable for Fund shares sold                                            705,002
Dividends and interest receivable                                          278,664
Deferred expenses and other assets                                          11,263
                                                                    --------------
      Total assets                                                     206,186,281
                                                                    --------------
LIABILITIES
Payable for investments purchased                                        2,534,785
Payable for Fund shares reacquired                                         809,422
Withholding taxes payable                                                  624,460
Management fee payable                                                     127,535
Distribution fee payable                                                   105,176
Accrued expenses                                                            38,513
                                                                    --------------
      Total liabilities                                                  4,239,891
                                                                    --------------
NET ASSETS                                                           $ 201,946,390
                                                                    --------------
                                                                    --------------
Net assets were comprised of:
   Common stock, at par                                              $      14,407
   Paid-in capital in excess of par                                    180,086,714
                                                                    --------------
                                                                       180,101,121
   Distributions in excess of net investment income                     (1,276,667)
   Accumulated net realized loss on investments                        (11,334,526)
   Net unrealized appreciation on investments and foreign
      currencies                                                        34,456,462
                                                                    --------------
Net assets, April 30, 2000                                           $ 201,946,390
                                                                    --------------
                                                                    --------------

    14                                     See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                    April 30, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($55,784,731 / 3,906,100 shares of common stock issued and
      outstanding)                                                          $14.28
   Maximum sales charge (5% of offering price)                                 .75
                                                                    --------------
   Maximum offering price to public                                         $15.03
                                                                    --------------
                                                                    --------------
Class B:
   Net asset value, offering price and redemption price per share
      ($101,712,139 / 7,384,910 shares of common stock issued and
      outstanding)                                                          $13.77
                                                                    --------------
                                                                    --------------
Class C:
   Net asset value and redemption price per share
      ($9,013,860 / 654,437 shares of common stock issued and
      outstanding)                                                          $13.77
   Sales charge (1% of offering price)                                         .14
                                                                    --------------
   Offering price to public                                                 $13.91
                                                                    --------------
                                                                    --------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($35,435,660 / 2,461,550 shares of common stock issued and
      outstanding)                                                          $14.40
                                                                    --------------
                                                                    --------------

    See Notes to Financial Statements                                     15

       Prudential Pacific Growth Fund, Inc.
             Statement of Operations (Unaudited)

                                                                      Six Months
                                                                        Ended
                                                                    April 30, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of $117,398)          $    904,726
   Interest                                                                65,807
                                                                    --------------
      Total income                                                        970,533
                                                                    --------------
Expenses
   Management fee                                                         811,718
   Distribution fee--Class A                                               68,016
   Distribution fee--Class B                                              561,737
   Distribution fee--Class C                                               39,445
   Transfer agent's fees and expenses                                     233,000
   Custodian's fees and expenses                                          181,000
   Registration fees                                                       37,000
   Reports to shareholders                                                 36,000
   Audit fee and expenses                                                  18,000
   Legal fees and expenses                                                 14,000
   Directors' fees and expenses                                             8,000
   Miscellaneous                                                              192
                                                                    --------------
      Total operating expenses                                          2,008,108
   Loan interest expense                                                    7,454
                                                                    --------------
      Total expenses                                                    2,015,562
                                                                    --------------
Net investment loss                                                    (1,045,029)
                                                                    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
   Investment transactions                                             17,124,658
   Foreign currency transactions                                          490,635
   Financial futures transactions                                         242,555
                                                                    --------------
                                                                       17,857,848
                                                                    --------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                         (5,194,648)
   Foreign currencies                                                  (1,131,020)
   Financial futures                                                      (33,625)
                                                                    --------------
                                                                       (6,359,293)
                                                                    --------------
Net gain on investments and foreign currencies                         11,498,555
                                                                    --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 10,453,526
                                                                    --------------
                                                                    --------------

    16                                     See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months
                                                      Ended            Year Ended
                                                  April 30, 2000    October 31, 1999
------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment loss                            $   (1,045,029)    $   (1,077,809)
   Net realized gain on investments and foreign
      currency transactions                           17,857,848         18,139,435
   Net change in unrealized
      appreciation/depreciation on investments
      and foreign currencies                          (6,359,293)        47,723,236
                                                  --------------    ----------------
   Net increase in net assets resulting from
      operations                                      10,453,526         64,784,862
                                                  --------------    ----------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                           (542,046)          (200,274)
      Class B                                           (682,203)           (82,000)
      Class C                                            (40,257)            (1,966)
      Class Z                                           (511,187)          (143,977)
                                                  --------------    ----------------
                                                      (1,775,693)          (428,217)
                                                  --------------    ----------------
   Distributions in excess of net investment
      income
      Class A                                           (180,225)                --
      Class B                                           (367,487)                --
      Class C                                            (23,546)                --
      Class Z                                           (151,015)                --
                                                  --------------    ----------------
                                                        (722,273)                --
                                                  --------------    ----------------
Fund share transactions (net of share
   conversions)
   (Note 6)
   Net proceeds from shares sold                     364,135,264        413,445,094
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    2,368,241            412,010
   Cost of shares reacquired                        (380,004,267)      (381,886,447)
                                                  --------------    ----------------
   Net increase (decrease) in net assets from
      Fund share transactions                        (13,500,762)        31,970,657
                                                  --------------    ----------------
Total increase (decrease)                             (5,545,202)        96,327,302
NET ASSETS
Beginning of period                                  207,491,592        111,164,290
                                                  --------------    ----------------
End of period(a)                                  $  201,946,390     $  207,491,592
                                                  --------------    ----------------
                                                  --------------    ----------------
(a) Includes undistributed net investment
    income of                                     $           --     $    1,775,693
                                                  --------------    ----------------

    See Notes to Financial Statements                                     17

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Pacific Growth Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on August 14, 1991 and commenced investment operations on July 24, 1992. The investment objective of the Fund is to seek long-term capital growth by investing primarily in common stocks, common stock equivalents and other securities of companies doing business in or domiciled in the Pacific Basin region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities traded on an exchange and NASDAQ
National Market System are valued at the last sale price on such exchange system or, if there was no sale on such day, at the mean between the last bid and asked prices, or at the bid price in the absence of an asked price. Corporate bonds (other than convertible) and U.S. government securities are valued on the basis of valuations provided by an independent pricing agent or principal market maker. Convertible debt securities are valued at the mean between the last reported bid and asked prices provided by principal market makers. Options are valued at the mean between the most recently quoted bid and asked prices on the exchange on which they are traded. Futures contracts and options thereon are valued at their last sale prices as of the close of trading on the applicable commodities exchange or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Securities for which reliable market quotations are not readily available are valued by the Valuation Committee or Board of Directors in consultation with the manager or subadvisor.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
    18

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing rates of exchange;

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gain on investment transactions.

      Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest, dividends and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as
                                                                          19

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses from investment and foreign currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income or loss, other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Reclassification of Capital Accounts:    The Fund accounts for and reports
distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease distributions in excess of net investment income and increase accumulated
    20

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

net realized loss on investments by $490,635 for differences in the treatment for book and tax purposes of certain transactions involving foreign securities, currencies and withholding taxes. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75 of 1% of the average daily net assets of the Fund.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, Class B and Class C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, Class B and Class C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, Class B and Class C Plans were
 .25%, 1% and 1%, respectively, of the average daily net assets of the Class A, Class B and Class C shares for the six months ended April 30, 2000.

      PIMS has advised the Fund that it received approximately $36,700 and $18,700 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended April 30, 2000. From these fees,
                                                                          21

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended April 30, 2000, it received approximately $127,900 and $5,100 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIMS, PIFM and PIC are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended April 30, 2000, the Fund incurred fees of approximately $203,000 for the services of PMFS. As of April 30, 2000, approximately $34,000 of such fees were due to PMFS. Transfer agent fees and expenses in the statement of operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2000 were $142,999,391 and $149,854,954, respectively.

      The federal income tax basis of the Fund's investments at April 30, 2000 was $160,623,720 and accordingly, net unrealized appreciation for federal income tax purposes was $33,213,025 (gross unrealized appreciation--$43,284,563; gross unrealized depreciation--$10,071,538).

      For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 1999 of approximately $28,532,000 which expires in 2006. Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of April 30, 2000, the Fund had a 1.1% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $9,176,000 in principal amount. As of such date,
    22

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

each repurchase agreement in the joint account and the collateral therefore were as follows:

      ABN AMRO Incorporated, 5.72%, in the principal amount of $160,000,000, repurchase price $160,076,267, due 5/1/00. The value of the collateral including accrued interest was $163,200,995.

      Bear, Stearns & Co. Inc., 5.72%, in the principal amount of $160,000,000, repurchase price $160,076,267, due 5/1/00. The value of the collateral including accrued interest was $166,727,544.

      Credit Suisse First Boston Corp., 5.75%, in the principal amount of $160,000,000, repurchase price $160,076,667, due 5/1/00. The value of the collateral including accrued interest was $165,506,481.

      Morgan (J.P.) Securities Inc., 5.72%, in the principal amount of $210,000,000, repurchase price $210,100,100, due 5/1/00. The value of the collateral including accrued interest was $214,200,036.

      Salomon Smith Barney, Inc., 5.65%, in the principal amount of $162,577,000, repurchase price $162,653,547, due 5/1/00. The value of the collateral including accrued interest was $165,893,849.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with an initial sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized 2 billion shares of common stock at $.001 par value per share divided into four classes, designated Class A, Class B, Class C and Class Z common stock each consisting of 500 million authorized shares.
                                                                          23

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of common stock were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended April 30, 2000:
Shares sold                                                  10,895,407    $ 162,702,568
Shares issued in reinvestment of distributions                   43,973          661,352
Shares reacquired                                           (10,733,537)    (162,412,239)
                                                            -----------    -------------
Net increase in shares outstanding before conversion            205,843          951,681
Shares issued upon conversion from Class B                      179,373        2,774,066
                                                            -----------    -------------
Net increase in shares outstanding                              385,216    $   3,725,747
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 1999:
Shares sold                                                  11,346,118    $ 134,170,719
Shares issued in reinvestment of distributions                   20,322          188,589
Shares reacquired                                           (10,664,886)    (126,529,666)
                                                            -----------    -------------
Net increase in shares outstanding before conversion            701,554        7,829,642
Shares issued upon conversion from Class B                      343,160        4,472,184
                                                            -----------    -------------
Net increase in shares outstanding                            1,044,714    $  12,301,826
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Six months ended April 30, 2000:
Shares sold                                                   2,920,477    $  42,391,300
Shares issued in reinvestment of distributions                   68,317          993,335
Shares reacquired                                            (3,400,402)     (49,482,894)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion           (411,608)      (6,098,259)
Shares reacquired upon conversion into Class A                 (186,030)      (2,774,066)
                                                            -----------    -------------
Net decrease in shares outstanding                             (597,638)   $  (8,872,325)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 1999:
Shares sold                                                   5,245,557    $  59,201,089
Shares issued in reinvestment of distributions                    8,624           77,617
Shares reacquired                                            (5,390,404)     (58,251,940)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion           (136,223)       1,026,766
Shares reacquired upon conversion into Class A                 (355,605)      (4,472,184)
                                                            -----------    -------------
Net decrease in shares outstanding                             (491,828)   $  (3,445,418)
                                                            -----------    -------------
                                                            -----------    -------------

    24

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended April 30, 2000:
Shares sold                                                   2,011,521    $  29,183,661
Shares issued in reinvestment of distributions                    3,739           54,375
Shares reacquired                                            (1,884,686)     (27,461,862)
                                                            -----------    -------------
Net increase in shares outstanding                              130,574    $   1,776,174
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 1999:
Shares sold                                                   3,334,684    $  37,227,569
Shares issued in reinvestment of distributions                      215            1,933
Shares reacquired                                            (2,999,313)     (33,491,014)
                                                            -----------    -------------
Net increase in shares outstanding                              335,586    $   3,738,488
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Six months ended April 30, 2000:
Shares sold                                                   8,624,940    $ 129,857,735
Shares issued in reinvestment of distributions                   43,539          659,179
Shares reacquired                                            (9,274,353)    (140,647,272)
                                                            -----------    -------------
Net decrease in shares outstanding                             (605,874)   $ (10,130,358)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 1999:
Shares sold                                                  15,314,574    $ 182,845,717
Shares issued in reinvestment of distributions                   15,420          143,871
Shares reacquired                                           (13,617,992)    (163,613,827)
                                                            -----------    -------------
Net increase in shares outstanding                            1,712,002    $  19,375,761
                                                            -----------    -------------
                                                            -----------    -------------

Note 7. Borrowings
      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility.
      The Fund utilized the line of credit during the six months ended April 30, 2000. The average daily balance the Fund had outstanding during the period was approximately $3,341,917 at a weighted average interest rate of approximately 6.80%.
                                                                          25

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited)

                                                                     Class A(a)
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  14.01
                                                                      --------
Income from investment operations
Net investment income (loss)                                              (.04)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                           .52
                                                                      --------
      Total from investment operations                                     .48
                                                                      --------
Less distributions
Distributions from net investment income                                  (.16)
Distributions in excess of net investment income                          (.05)
Distributions from net realized gains                                       --
                                                                      --------
      Total distributions                                                 (.21)
                                                                      --------
Net asset value, end of period                                        $  14.28
                                                                      --------
                                                                      --------
TOTAL RETURN(b)                                                           3.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 55,785
Average net assets (000)                                              $ 54,712
Ratios to average net assets:
   Total expenses                                                         1.49%(c)
   Operating expenses, including distribution fees                        1.49%(c)
   Operating expenses, excluding distribution fees                        1.24%(c)
   Net investment income (loss)                                           (.59)%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  71%

------------------------------
(a) Calculated based upon weighted average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
    26                                     See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                Class A(a)
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $   9.14             $  12.22             $  15.86             $  15.75             $  16.90
    --------             --------             --------         ----------------     ----------------
        (.04)                 .06                  .02                  .07                  .04
        4.99                (1.88)               (3.31)                 .23                (1.09)
    --------             --------             --------         ----------------     ----------------
        4.95                (1.82)               (3.29)                 .30                (1.05)
    --------             --------             --------         ----------------     ----------------
        (.08)                  --                   --                   --                   --
          --                 (.40)                  --                 (.19)                  --
          --                 (.86)                (.35)                  --                 (.10)
    --------             --------             --------         ----------------     ----------------
        (.08)               (1.26)                (.35)                (.19)                (.10)
    --------             --------             --------         ----------------     ----------------
    $  14.01             $   9.14             $  12.22             $  15.86             $  15.75
    --------             --------             --------         ----------------     ----------------
    --------             --------             --------         ----------------     ----------------
       55.11%              (15.53)%             (21.32)%               1.97%               (6.23)%
    $ 49,338             $ 22,624             $ 35,860             $113,585             $ 98,998
    $ 31,281             $ 26,845             $ 73,942             $106,148             $101,920
        1.72%                1.70%                1.48%                1.37%                1.46%
        1.72%                1.70%                1.42%                1.37%                1.46%
        1.47%                1.45%                1.17%                1.12%                1.21%
        (.34)%                .63%                 .14%                 .44%                 .26%
         104%                  94%                  81%                  91%                  54%

    See Notes to Financial Statements                                     27

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class B(a)
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  13.50
                                                                  ----------------
Income from investment operations
Net investment loss                                                       (.10)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                           .51
                                                                  ----------------
      Total from investment operations                                     .41
                                                                  ----------------
Less distributions
Distributions from net investment income                                  (.09)
Distributions in excess of net investment income                          (.05)
Distributions from net realized gains                                       --
                                                                  ----------------
      Total distributions                                                 (.14)
                                                                  ----------------
Net asset value, end of period                                        $  13.77
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(b)                                                           2.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $101,712
Average net assets (000)                                              $112,965
Ratios to average net assets:
   Total expenses                                                         2.24%(c)
   Operating expenses, including distribution fees                        2.24%(c)
   Operating expenses, excluding distribution fees                        1.24%(c)
   Net investment loss                                                   (1.35)%(c)

------------------------------
(a) Calculated based upon weighted average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized)
    28                                     See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                Class B(a)
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $   8.79             $  11.77             $  15.40             $  15.38             $  16.62
----------------         --------         ----------------     ----------------     ----------------
        (.12)                (.01)                (.09)                (.04)                (.08)
        4.84                (1.82)               (3.19)                 .25                (1.06)
----------------         --------         ----------------     ----------------     ----------------
        4.72                (1.83)               (3.28)                 .21                (1.14)
----------------         --------         ----------------     ----------------     ----------------
        (.01)                  --                   --                   --                   --
          --                 (.29)                  --                 (.19)                  --
          --                 (.86)                (.35)                  --                 (.10)
----------------         --------         ----------------     ----------------     ----------------
        (.01)               (1.15)                (.35)                (.19)                (.10)
----------------         --------         ----------------     ----------------     ----------------
    $  13.50             $   8.79             $  11.77             $  15.40             $  15.38
----------------         --------         ----------------     ----------------     ----------------
----------------         --------         ----------------     ----------------     ----------------
       54.28%              (16.32)%             (21.84)%               1.36%               (6.82)%
    $107,769             $ 74,457             $128,694             $327,315             $344,313
    $ 85,193             $ 91,983             $244,462             $357,548             $568,771
        2.47%                2.45%                2.23%                2.12%                2.21%
        2.47%                2.45%                2.17%                2.12%                2.21%
        1.47%                1.45%                1.17%                1.12%                1.21%
       (1.09)%               (.12)%               (.61)%               (.25)%               (.55)%

    See Notes to Financial Statements                                     29

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C(a)
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                   $13.50
                                                                      -------
Income from investment operations
Net investment loss                                                      (.10)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                          .51
                                                                      -------
      Total from investment operations                                    .41
                                                                      -------
Less distributions
Distributions from net investment income                                 (.09)
Distributions in excess of net investment income                         (.05)
Distributions from net realized gains                                      --
                                                                      -------
      Total distributions                                                (.14)
                                                                      -------
Net asset value, end of period                                         $13.77
                                                                      -------
                                                                      -------
TOTAL RETURN(b)                                                          2.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                        $9,014
Average net assets (000)                                               $7,932
Ratios to average net assets:
   Total expenses                                                        2.24%(c)
   Operating expenses, including distribution fees                       2.24%(c)
   Operating expenses, excluding distribution fees                       1.24%(c)
   Net investment loss                                                  (1.32)%(c)

------------------------------
(a) Calculated based upon weighted average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
    30                                     See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                Class C(a)
-----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
-----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
-----------------------------------------------------------------------------------------------------------
     $ 8.79               $11.77               $15.40              $  15.38              $ 16.62
    -------              -------              -------              --------              -------
       (.12)                (.01)                (.09)                 (.04)                (.08)
       4.84                (1.82)               (3.19)                  .25                (1.06)
    -------              -------              -------              --------              -------
       4.72                (1.83)               (3.28)                  .21                (1.14)
    -------              -------              -------              --------              -------
       (.01)                  --                   --                    --                   --
         --                 (.29)                  --                  (.19)                  --
         --                 (.86)                (.35)                   --                 (.10)
    -------              -------              -------              --------              -------
       (.01)               (1.15)                (.35)                 (.19)                (.10)
    -------              -------              -------              --------              -------
     $13.50               $ 8.79               $11.77              $  15.40              $ 15.38
    -------              -------              -------              --------              -------
    -------              -------              -------              --------              -------
      54.28%              (16.32)%             (21.84)%                1.36%               (6.82)%
     $7,073               $1,654               $2,932              $ 12,360              $ 2,443
     $3,103               $2,276               $6,557              $  6,402              $ 1,624
       2.47%                2.45%                2.23%                 2.12%                2.21%
       2.47%                2.45%                2.17%                 2.12%                2.21%
       1.47%                1.45%                1.17%                 1.12%                1.21%
      (1.09)%               (.12)%               (.61)%                (.25)%               (.43)%

    See Notes to Financial Statements                                     31

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z(a)
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  14.12
                                                                      --------
Income from investment operations
Net investment income (loss)                                              (.03)
Net realized and unrealized gain (loss) on investment and
foreign currency transactions                                              .54
                                                                      --------
      Total from investment operations                                     .51
                                                                      --------
Less distributions
Distributions from net investment income                                  (.18)
Distributions in excess of net investment income                          (.05)
Distributions from net realized gains                                       --
                                                                      --------
      Total distributions                                                 (.23)
                                                                      --------
Net asset value, end of period                                        $  14.40
                                                                      --------
                                                                      --------
TOTAL RETURN(b)                                                           3.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 35,436
Average net assets (000)                                              $ 42,039
Ratios to average net assets:
   Total expenses                                                         1.24%(c)
   Operating expenses, including distribution fees                        1.24%(c)
   Operating expenses, excluding distribution fees                        1.24%(c)
   Net investment income (loss)                                           (.34)%(c)

------------------------------
(a) Calculated based upon weighted average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Commencement of offering of Class Z shares.
    32                                     See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                      Class Z(a)
---------------------------------------------------------------------------------------
                                                                March 1, 1996(d)
                 Year Ended September 30,                           Through
----------------------------------------------------------        October 31,
      1999                 1998                 1997                  1996
---------------------------------------------------------------------------------------
    $   9.17             $  12.28             $  15.89              $  16.57
----------------     ----------------     ----------------        ----------
          --                  .08                  .06                   .11
        5.06                (1.89)               (3.32)                 (.79)
----------------     ----------------     ----------------        ----------
        5.06                (1.81)               (3.26)                 (.68)
----------------     ----------------     ----------------        ----------
        (.11)                  --                   --                    --
          --                 (.44)                  --                    --
          --                 (.86)                (.35)                   --
----------------     ----------------     ----------------        ----------
        (.11)               (1.30)                (.35)                   --
----------------     ----------------     ----------------        ----------
    $  14.12             $   9.17             $  12.28              $  15.89
----------------     ----------------     ----------------        ----------
----------------     ----------------     ----------------        ----------
       56.05%              (15.36)%             (21.02)%               (4.09)%
    $ 43,311             $ 12,429             $ 19,520              $ 37,288
    $ 22,811             $ 15,099             $ 31,945              $ 33,868
        1.47%                1.45%                1.23%                 1.12%(c)
        1.47%                1.45%                1.17%                 1.12%(c)
        1.47%                1.45%                1.17%                 1.12%(c)
        (.03)%                .82%                 .39%                  .68%(c)

    See Notes to Financial Statements                                     33

Prudential Pacific Growth Fund, Inc.

Prudential Mutual Fund Family

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at
(800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Growth Fund
   Prudential Jennison Growth & Income Fund
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
   Prudential Financial Services Fund
   Prudential Health Sciences Fund
   Prudential Technology Fund
   Prudential Utility Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
   Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
   Nicholas-Applegate Growth Equity Fund
Target Funds
   Large Capitalization Growth Fund
   Large Capitalization Value Fund
   Small Capitalization Growth Fund
   Small Capitalization Value Fund

Asset Allocation/Balanced Funds
Prudential Balanced Fund
Prudential Diversified Funds
   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund
The Prudential Investment Portfolios, Inc.
   Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
   Prudential Developing Markets Equity Fund
   Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
   International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

www.prudential.com    (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
   Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Structured Maturity Fund, Inc.
   Income Portfolio
Target Funds
   Total Return Bond Fund

Tax-Exempt Bond Funds
Prudential California Municipal Fund
   California Series
   California Income Series
Prudential Municipal Bond Fund
   High Income Series
   Insured Series
Prudential Municipal Series Fund
   Florida Series
   Massachusetts Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
Prudential National Municipals Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
   Liquid Assets Fund
   National Money Market Fund
Prudential Government Securities Trust
   Money Market Series
   U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
   Money Market Series
Prudential MoneyMart Assets, Inc.

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
   California Money Market Series
Prudential Municipal Series Fund
   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series

Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund

Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
   Institutional Money Market Series

Prudential Pacific Growth Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk Worth
It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com        (800) 225-1852

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Robin B. Smith
Stephen Stoneburn
John R. Strangfeld
Nancy H. Teeters
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Robert C. Rosselot, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Fund Symbols      NASDAQ    CUSIP
        Class A   PRPAX   743941106
        Class B   PRPBX   743941205
        Class C   PRPCX   743941304
        Class Z   PPGZX   743941403

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2000, were not audited and, accordingly, no opinion is expressed on them.

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Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF157E2   743941106   743941205   743941304   743941403

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